BlackRock Healthcare Fund, Inc.
(the “Fund”)

Supplement dated May 13, 2011
to the Prospectus, dated August 27, 2010

Effective June 30, 2011, the following changes are made to the Prospectus of the Fund:

The section in the Prospectus captioned “Fund Overview — Key Facts About BlackRock Healthcare Fund, Inc. — Portfolio Manager” is amended and restated as follows:

Portfolio Managers

	Portfolio Manager
Name	of the Fund Since	Title

Thomas Callan, CFA	2011	Managing Director of BlackRock, Inc.

Erin Xie, PhD	2011	Managing Director of BlackRock, Inc.

The section in the Prospectus captioned “Details About the Fund — How the Fund Invests — About the Portfolio Manager of Healthcare Fund” is amended and restated as follows:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF HEALTHCARE FUND

Healthcare Fund is managed by a team of financial professionals. Erin Xie, PhD and Thomas Callan, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Fund — Portfolio Manager Information” for additional information about the portfolio management team.

The section in the Prospectus captioned “Management of the Fund — Portfolio Manager Information” is amended and restated as follows:

Portfolio Manager Information

Healthcare Fund is managed by a team of financial professionals. Information about Thomas Callan, CFA and Erin Xie, PhD, the portfolio managers, is provided below:

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Thomas Callan, CFA	Jointly and primarily responsible for	2011	Managing Director of BlackRock, Inc. since 1998;
	the day-to-day management of the		Head of BlackRock’s Global Opportunities equity
	Fund’s portfolio, including setting		team.
the Fund’s overall investment strategy
and overseeing the management of
the Fund.

Erin Xie, PhD	Jointly and primarily responsible for	2011	Managing Director of BlackRock, Inc. since 2006;
	the day-to-day management of the		Director of BlackRock, Inc. in 2005; Senior Vice
	Fund’s portfolio, including setting		President of State Street Research & Management
	the Fund’s overall investment strategy		from 2001 to 2005.
and overseeing the management of
the Fund.

Shareholders should retain this Supplement for future reference.